Revenue Recognition	12 Months Ended
Dec. 31, 2024
Revenue Recognition
Revenue Recognition

13.  Revenue Recognition

Disaggregation of revenue

For the year ended December 31, 2024, 2023 and 2022 revenues are disaggregated by revenue stream and reconciled to reportable segment revenues as follows.

	Thousands of Yen
		Digital
		Preventative	Luxury
Revenue Stream*	Relaxation Salon	Healthcare	Beauty	Consolidated
For the year ended December 31, 2024
Revenue from directly-operated salons	¥4,435,512	¥ ―	¥589,351	¥5,024,863
Revenue from the sale of directly-owned salons	2,218,605	―	109,400	2,328,005
Franchise fees	71,254	―	550	71,804
Royalty income	156,322	―	―	156,322
Staffing service revenue	76,840	―	―	76,840
Sublease revenue	308,312	―	―	308,312
Other franchise revenues	179,355	―	―	179,355
Other revenues	―	153,633	―	153,633
Total revenues	¥7,446,200	¥153,633	¥699,301	¥8,299,134

	Thousands of Yen
		Digital
		Preventative	Luxury
Revenue Stream*	Relaxation Salon	Healthcare	Beauty	Consolidated
For the year ended December 31, 2023
Revenue from directly-operated salons	¥4,081,024	¥ ―	¥567,695	¥4,648,719
Revenue from the sale of directly-owned salons	1,007,800	―	—	1,007,800
Franchise fees	106,916	―	—	106,916
Royalty income	181,417	―	—	181,417
Staffing service revenue	136,570	―	—	136,570
Sublease revenue	364,367	―	—	364,367
Other franchise revenues	181,757	―	—	181,757
Other revenues	―	200,397	—	200,397
Total revenues	¥6,059,851	¥200,397	¥567,695	¥6,827,943

	Thousands of Yen
		Digital
		Preventative	Luxury
Revenue Stream*	Relaxation Salon	Healthcare	Beauty	Consolidated
For the year ended December 31, 2022
Revenue from directly-operated salons	¥3,121,649	¥—	¥594,761	¥3,716,410
Revenue from the sale of directly-owned salons	1,122,595	—	—	1,122,595
Franchise fees	155,952	—	—	155,952
Royalty income	403,170	—	—	403,170
Staffing service revenue	86,975	—	—	86,975
Sublease revenue	411,698	—	—	411,698
Other franchise revenues	630,227	—	—	630,227
Other revenues	40,647	386,383	—	427,030
Total revenues	¥5,972,913	¥386,383	¥594,761	¥6,954,057

*

All revenue streams are recognized over time, with the exception of hiring support within other franchise revenues and revenue from the sale of directly-owned salons, which are recognized at a point in time. Revenue related to hiring support was not material in the periods presented.

Contract balance

Information about receivables and contract liabilities from contracts with customers is as follows:

	Thousands of Yen
	As of	As of
	December 31,	December 31,
	2024	2023	Balance sheet classification
Receivables	¥1,355,489	¥621,867	Accounts receivable-trade, net

Contract liabilities:
Current	53,485	109,307	Current portion of contract liability
Long-term	36,913	71,134	Contract liability - net of current portion
Total	¥90,398	¥180,441

Prepaid card liability	¥409,710	¥402,742	Advances received

Receivables relate primarily to payments due for the sale of directly-owned salons, royalty income, staffing service revenue and sublease revenue. With respect to the payment term, payment for these revenues is generally collected monthly. As such, no significant financing component has been identified. The receivables balance is presented net of an allowance for expected losses (i.e., doubtful accounts), and are primarily related to receivables from the Company’s franchisees. Refer to “Accounts Receivables – Trade, Net” on Note 1 for details on the components of the receivables balance and the allowance. Contract liabilities primarily represent the Company’s remaining performance obligations under its franchise agreement at the end of the year, for which consideration has been received and revenue had not been recognized, and is generally recognized as revenues ratably over the remaining customer life that the expected services are to be provided. Prepaid card liabilities mainly relate to the unused balance of ReRaKu and SAWAN cards that can be redeemed at company-operated salons for services. Revenue for prepaid cards is recognized and the corresponding liability is reduced as the services are provided. As of December 31, 2024 and 2023, contract assets under contracts with customers were immaterial and they are included in prepaid expenses and other current assets and other assets in the consolidated balance sheets.

Changes in the Company’s contract liabilities for the year ended December 31, 2024 are as follows:

Thousands of Yen
Contract liabilities
Balance at December 31, 2023	¥180,441
Revenues recognized during 2024 which were included in the contract liabilities balance at December 31, 2023	(98,755)
Remaining amounts at December 31, 2024 which were newly recognized as contract liabilities during 2024	8,712
Balance at December 31, 2024	¥90,398

For the year ended December 31, 2024, there were no revenues recognized under performance obligations which were satisfied for past fiscal years by change of transaction price, etc. Changes in receivables and contract liabilities are primarily due to the timing of revenue recognition, billings and cash collections.

Transaction price allocated to remaining performance obligations

Estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied as of December 31, 2024 is as follows:

Thousands of Yen
Year ending December 31:
2025	¥53,483
2026	18,721
2027	12,159
2028	4,265
2029	1,367
2030 and thereafter	403
Total	¥90,398